Note 20 - Stock-based Compensation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)	35,966	21,958	63,858
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 23.10	$ 34.60	$ 16.77
Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)	35,966	21,958	63,858
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 23.10	$ 34.60	$ 16.77
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares (in shares)	79,462
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)	7 years 8 months 12 days
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 250,000	$ 242,000	$ 252,000
Share-Based Payment Arrangement, Expense, after Tax	$ 222,000	$ 183,000	$ 164,000
Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	3 years
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Month)	36 months	36 months	36 months